Note 14 - Income Taxes (Details) - Deferred Tax Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Property, plant & equipment	$ 664
Patents and other intangible assets	452
Accrued liabilities	433
Other	57	13
Net operating loss carryforwards – U.S.	5,230	139
Net operating loss carryforwards – Israel	3,370	1,355
Stock-based compensation	989
Gross deferred tax assets	11,195	1,507
Valuation allowance	(11,195)	(1,507)
Deferred tax liability – Amiket intangible assets	(10,870)
Net deferred tax liability	$ (10,870)